Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Other Borrowings [Abstract]
Composition of Other Borrowings

Other borrowings consists of the following at December 31, 2016 and December 31, 2015:

	(in thousands)
	2016	2015
Federal Home Loan Bank borrowings:
Secured note, with interest at .45%, due March, 2016	$-	$2,118
Secured notes, with interest at .74%, due March, 2017	18,774	-

Total other borrowings	$18,774	$2,118